UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22310

ETF Managers Trust
_________________________________
(Exact name of registrant as specified in charter)

30 Maple Street, Suite 2
Summit, NJ 07901
_______________________________________
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(908) 897-0518
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2020

Date of reporting period:  December 31, 2019

Item 1. Schedule of Investments.

AI Powered Equity ETF
Schedule of Investments
December 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS - 96.7%
Canada - 0.6%
Commercial Services & Supplies - 0.6%
Waste Connections, Inc.	7,014	$636,801

United States - 96.1%
Aerospace & Defense - 3.5%
Huntington Ingalls Industries, Inc.	1,290	323,635
Lockheed Martin Corp.	2,943	1,145,945
Northrop Grumman Corp.	1,328	456,792
Raytheon Co.	5,586	1,227,467
United Technologies Corp.	6,576	984,822
Total Aerospace & Defense		4,138,661
Automobiles - 0.3%
Tesla, Inc. (a)(b)	903	377,752
Banks - 2.8%
CIT Group, Inc.	17,269	787,984
Hancock Whitney Corp.	17,753	779,002
KeyCorp	29,626	599,630
PNC Financial Services Group Inc.	2,092	333,946
SVB Financial Group (b)	3,017	757,388
Total Banks		3,257,950
Beverages - 2.1%
Brown-Forman Corp. - Class B (a)	18,369	1,241,743
Constellation Brands, Inc. - Class A	3,694	700,937
Monster Beverage Corp. (b)	5,152	327,410
Total Beverages		2,270,090
Biotechnology - 1.3%
ACADIA Pharmaceuticals, Inc. (b)	10,932	467,671
Exelixis, Inc. (b)	61,296	1,080,035
Total Biotechnology		1,547,706
Capital Markets - 2.2%
Cboe Global Markets, Inc.	9,133	1,095,959
CME Group, Inc.	2,986	599,350
Moody's Corp.	3,655	867,734
Total Capital Markets		2,563,043
Chemicals - 1.0%
Ecolab, Inc.	4,429	854,753
Element Solutions, Inc. (b)	20,405	238,330
Total Chemicals		1,093,083
Commercial Services & Supplies - 1.2%
Waste Management, Inc. (b)	12,309	1,402,734
Communications Equipment - 1.0%
Arista Networks, Inc. (a)(b)	3,144	639,490
Motorola Solutions, Inc.	3,153	508,074
Total Communications Equipment		1,147,564
Construction & Engineering - 0.3%
MasTec, Inc. (a)(b)	6,027	386,692
Construction Materials - 1.9%
Martin Marietta Materials, Inc. (a)	5,482	1,532,987
Vulcan Materials Co.	5,625	809,944
Total Construction Materials		2,342,931
Consumer Finance - 1.0%
Discover Financial Services	13,496	1,144,731

Diversified Consumer Services - 0.3%
ServiceMaster Global Holdings, Inc. (b)	9,394	363,172
Electric Utilities - 2.8%
Alliant Energy Corp.	8,066	441,372
Duke Energy Corp.	5,068	462,252
Eversource Energy	13,597	1,156,696
Exelon Corp.	17,795	811,274
NextEra Energy, Inc.	1,722	417,000
Total Electric Utilities		3,288,594
Electronic Equipment, Instruments & Components - 2.2%
Amphenol Corp. - Class A	9,895	1,070,936
Dolby Laboratories, Inc. - Class A	8,175	562,440
Trimble, Inc. (b)	6,238	260,062
Zebra Technologies Corp. - Class A (b)	2,305	588,789
Total Electronic Equipment, Instruments & Components		2,482,227
Entertainment - 2.5%
Activision Blizzard, Inc.	14,385	854,757
Netflix, Inc. (a)(b)	2,668	863,285
Roku, Inc. (a)(b)	1,592	213,169
Take-Two Interactive Software, Inc. (b)	7,534	922,387
Total Entertainment		2,853,598
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	2,533	744,499
Sysco Corp.	9,386	802,879
Total Food & Staples Retailing		1,547,378
Food Products - 1.0%
Archer Daniels Midland Co.	7,167	332,190
Campbell Soup Co. (a)	17,331	856,498
Total Food Products		1,188,688
Gas Utilities - 0.5%
Atmos Energy Corp.	5,065	566,571
Health Care Equipment & Supplies - 3.9%
Align Technology, Inc. (b)	892	248,904
Baxter International, Inc.	4,500	376,290
Danaher Corp.	3,431	526,590
DexCom, Inc. (a)(b)	4,811	1,052,358
Globus Medical, Inc. - Class A (b)	14,830	873,190
Haemonetics Corp. (b)	7,836	900,356
Stryker Corp.	2,058	432,057
Total Health Care Equipment & Supplies		4,409,745
Health Care Providers & Services - 2.8%
Centene Corp. (a)(b)	10,610	667,051
Cigna Corp.	3,374	689,949
UnitedHealth Group, Inc.	5,901	1,734,776
Total Health Care Providers & Services		3,091,776
Health Care Technology - 1.4%
Teladoc Health, Inc. (a)(b)	9,756	816,772
Veeva Systems, Inc. - Class A (b)	5,462	768,285
Total Health Care Technology		1,585,057
Hotels, Restaurants & Leisure - 4.3%
Chipotle Mexican Grill, Inc. (a)(b)	892	746,702
Domino's Pizza, Inc.	2,288	672,169
Las Vegas Sands Corp.	11,949	824,959
Marriott International Inc. - Class A (a)	6,224	942,500
Vail Resorts, Inc. (a)	4,451	1,067,483
Yum! Brands, Inc.	5,856	589,875
Total Hotels, Restaurants & Leisure		4,843,688
Household Durables - 0.7%
NVR, Inc. (b)	221	841,659

Household Products - 0.6%
Kimberly-Clark Corp.	5,003	688,163
Insurance - 2.5%
Loews Corp.	10,384	545,056
MetLife, Inc.	12,261	624,943
Prudential Financial, Inc.	17,557	1,645,794
Total Insurance		2,815,793
Interactive Media & Services - 5.6%
Alphabet, Inc. - Class A (b)	2,712	3,632,425
Facebook, Inc. - Class A (b)	10,041	2,060,915
IAC/InterActiveCorp. (b)	2,987	744,092
Total Interactive Media & Services		6,437,432
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (b)	1,782	3,292,851
Booking Holdings, Inc. (a)(b)	197	404,585
Wayfair, Inc. - Class A (a)(b)	4,604	416,063
Total Internet & Direct Marketing Retail		4,113,499
IT Services - 4.8%
Cognizant Technology Solutions Corp. - Class A	13,662	847,317
Fiserv, Inc. (b)	7,640	883,413
FleetCor Technologies, Inc. (b)	2,310	664,633
Leidos Holdings, Inc.	5,935	580,977
MasterCard, Inc. - Class A	6,363	1,899,928
Visa, Inc. - Class A (a)	4,085	767,572
Total IT Services		5,643,840
Life Sciences Tools & Services - 1.8%
IQVIA Holdings, Inc. (b)	4,227	653,114
Thermo Fisher Scientific, Inc.	4,471	1,452,494
Total Life Sciences Tools & Services		2,105,608
Machinery - 1.5%
Allison Transmission Holdings, Inc.	21,634	1,045,355
Fortive Corp. (a)	8,530	651,607
Total Machinery		1,696,962
Media - 0.6%
Liberty Broadband Corp. - Class C (b)	5,038	633,529
Metals & Mining - 0.3%
Newmont Goldcorp Corp.	6,685	290,463
Multiline Retail - 1.8%
Dollar General Corp.	5,981	932,917
Dollar Tree, Inc. (b)	3,558	334,630
Target Corp.	6,321	810,415
Total Multiline Retail		2,077,962
Multi-Utilities - 1.3%
DTE Energy Co.	6,924	899,220
Sempra Energy	3,613	547,297
Total Multi-Utilities		1,446,517
Oil, Gas & Consumable Fuels - 1.9%
ONEOK, Inc. (a)	9,064	685,873
Parsley Energy, Inc. - Class A	63,068	1,192,615
Williams Cos., Inc.	10,630	252,144
Total Oil, Gas & Consumable Fuels		2,130,632
Personal Products - 0.8%
Estee Lauder Cos., Inc. - Class A	4,388	906,298
Pharmaceuticals - 1.9%
Catalent, Inc. (b)	11,939	672,166
Johnson & Johnson	10,690	1,559,350
Total Pharmaceuticals		2,231,516
Professional Services - 1.0%
Verisk Analytics, Inc.	7,498	1,119,751

Real Estate Investment Trusts (REITs) - 1.3%
Invitation Homes, Inc.	25,579	766,603
Medical Properties Trust, Inc. (a)	33,467	706,488
Total Equity Real Estate Investment Trusts (REITs)		1,473,091
Road & Rail - 0.6%
Union Pacific Corp.	3,659	661,511
Semiconductors & Semiconductor Equipment - 4.3%
Broadcom, Inc. (a)	985	311,280
KLA Corp.	4,332	771,832
Microchip Technology, Inc. (a)	3,722	389,768
NVIDIA Corp.	3,949	929,200
Qualcomm, Inc.	15,433	1,361,653
Skyworks Solutions, Inc.	3,703	447,619
Xilinx, Inc.	7,013	685,661
Total Semiconductors & Semiconductor Equipment		4,897,013
Software - 10.8%
Alteryx, Inc. - Class A (a)(b)	9,958	996,497
Citrix Systems, Inc.	9,751	1,081,386
Coupa Software, Inc. (a)(b)	4,965	726,131
Everbridge, Inc. (b)	3,736	291,707
Fair Isaac Corp. (b)	886	331,966
Guidewire Software, Inc. (a)(b)	4,298	471,791
Intuit, Inc.	10,267	2,689,236
New Relic, Inc. (a)(b)	16,590	1,090,130
Paylocity Holding Corp. (a)(b)	6,204	749,567
Q2 Holdings, Inc. (a)(b)	6,170	500,264
salesforce.com, Inc. (b)	5,277	858,251
Splunk, Inc. (b)	6,164	923,182
SS&C Technologies Holdings, Inc.	24,428	1,499,880
Zendesk, Inc. (a)(b)	3,338	255,791
Total Software		12,465,779
Specialty Retail - 2.0%
Aaron's, Inc. (a)	8,802	502,682
AutoZone, Inc. (b)	403	480,098
RH (a)(b)	2,413	515,176
Ross Stores, Inc.	7,001	815,056
Total Specialty Retail		2,313,012
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	2,252	661,300
NetApp, Inc. (a)	23,845	1,484,351
Pure Storage, Inc. - Class A (b)	25,697	439,676
Total Technology Hardware, Storage & Peripherals		2,585,327
Textiles, Apparel & Luxury Goods - 0.8%
Tapestry, Inc.	33,781	911,074
Trading Companies & Distributors - 0.9%
Fastenal Co.	27,066	1,000,089
Water Utilities - 0.8%
Aqua America, Inc. (a)	19,381	909,744
Total United States		110,289,695
TOTAL COMMON STOCKS (Cost $102,626,333)		110,926,496

CLOSED-ENDED FUNDS - 0.6%
United States - 0.6%
Ares Capital Corp. (a)	37,859	706,070
TOTAL CLOSED-ENDED FUNDS (Cost $657,025)		706,070

RIGHTS - 0%
United States - 0.0%
NewStar Financial, Inc. (b)(c)	115,783	0
TOTAL RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class - 1.49% (d)	3,113,936	3,113,936
TOTAL SHORT-TERM INVESTMENTS (Cost $3,113,936)		3,113,936

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 18.5%
Mount Vernon Liquid Assets Portfolio, LLC, 1.80% (d)	21,172,581	21,172,581
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $21,172,581)		21,172,581

Total Investments (Cost $127,569,875) - 118.5%		135,919,083
Liabilities in Excess of Other Assets - (18.5)%		(21,223,594)
TOTAL NET ASSETS - 100.0%		$114,695,489

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security was out on loan at December 31, 2019.
(b)	Non-income producing security.
(c)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(d)	The rate quote is the annualized seven-day yield at December 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC., doing business as U.S. Bank Global Fund Services ("Fund Services").

BlueStar Israel Technology ETF
Schedule of Investments
December 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.8%
Guernsey - 7.5%
IT Services - 7.5%
Amdocs, Ltd.	93,511	$6,750,558

Israel - 58.9%
Aerospace & Defense - 4.5%
Elbit Systems, Ltd.	23,730	3,694,220
RADA Electronic Industries, Ltd. (a)	63,043	327,193
Total Aerospace & Defense		4,021,413
Biotechnology - 1.6%
Galmed Pharmaceuticals, Ltd. (a)	37,856	218,808
Intec Pharma, Ltd. (a)(b)	302,909	151,455
Kamada, Ltd. (a)	45,011	308,911
UroGen Pharma, Ltd. (a)(b)	21,494	717,254
Total Biotechnology		1,396,428
Communications Equipment - 3.6%
AudioCodes, Ltd.	26,745	687,080
Ceragon Networks, Ltd. (a)(b)	147,100	308,910
Ituran Location and Control, Ltd.	25,434	639,156
Radware, Ltd. (a)	44,216	1,139,889
Silicom, Ltd. (a)	11,154	370,982
Total Communications Equipment		3,146,017
Health Care Equipment & Supplies - 1.2%
Brainsway, Ltd. (a)	47,402	230,744
Inmode, Ltd. (a)(b)	14,731	577,455
Intercure, Ltd. (a)	184,572	199,094
Total Health Care Equipment & Supplies		1,007,293
Household Durables - 0.5%
Maytronics, Ltd.	58,051	484,980
Independent Power and Renewable Electricity Producers - 1.7%
Energix-Renewable Energies, Ltd. (a)	208,997	623,971
Enlight Renewable Energy, Ltd. (a)	713,653	896,897
Total Independent Power and Renewable Electricity Producers		1,520,868
Internet & Direct Marketing Retail - 0.5%
Fiverr International, Ltd. (a)	17,231	404,929
IT Services - 8.2%
Formula Systems 1985, Ltd.	8,905	605,993
Matrix IT, Ltd.	37,572	756,271
Splitit Payments, Ltd. (a)	506,911	234,778
Wix.com, Ltd. (a)	45,212	5,533,045
Total IT Services		7,130,087
Life Sciences Tools & Services - 0.6%
Compugen, Ltd. (a)(b)	89,365	532,615
Machinery - 1.7%
Kornit Digital, Ltd. (a)(b)	42,865	1,467,269
Pharmaceuticals - 0.8%
Foamix Pharmaceuticals, Ltd. (a)(b)	114,087	379,910
Redhill Biopharma, Ltd. - ADR (a)(b)	56,431	342,536
Total Pharmaceuticals		722,446
Semiconductors & Semiconductor Equipment - 10.8%
Camtek, Ltd.	36,594	396,313
Mellanox Technologies, Ltd. (a)	50,078	5,868,140
Nova Measuring Instruments, Ltd. (a)	27,404	1,042,738
Tower Semiconductor, Ltd. (a)	94,930	2,269,820
Total Semiconductors & Semiconductor Equipment		9,577,011

Software - 21.9% (d)
Allot Communications, Ltd. (a)	49,336	419,356
Check Point Software Technologies, Ltd. (a)(b)	57,479	6,377,870
CyberArk Software, Ltd. (a)	35,926	4,188,253
Hilan, Ltd.	17,507	704,680
Magic Software Enterprises, Ltd.	39,358	382,946
Nice, Ltd. (a)	44,572	6,913,030
Tufin Software Technologies, Ltd. (a)	22,065	388,123
Total Software		19,374,258
Technology Hardware, Storage & Peripherals - 1.3%
Stratasys, Ltd. (a)(b)	56,129	1,135,209
Total Israel		51,920,823

Jersey - 7.4%
Health Care Equipment & Supplies - 7.2%
Novocure, Ltd. (a)	76,355	6,434,436
Interactive Media & Services - 0.2%
XLMedia PLC	361,960	210,960
Total Jersey		6,645,396

United Kingdom - 3.9%
Communications Equipment - 0.3%
BATM Advanced Communications (a)	617,552	304,301
Diversified Financial Services - 1.4%
Plus500, Ltd.	106,683	1,252,035
Hotels, Restaurants & Leisure - 1.0%
888 Holdings PLC	394,167	861,493
Media - 0.4%
Tremore International, Ltd. (a)	161,195	341,633
Software - 0.8% (d)
Sapiens International Corp. NV	30,471	688,251
Total United Kingdom		3,447,713

United States - 22.1%
Biotechnology - 0.9%
BrainStorm Cell Therapeutics, Inc. (a)(b)	60,313	258,140
Oncocyte Corp. (a)	134,213	301,979
Pluristem Therapeutics, Inc. (a)	59,090	235,278
Total Biotechnology		795,397
Communications Equipment - 0.4%
Gilat Satellite Networks, Ltd.	45,159	357,264
Electric Utilities - 3.8%
Ormat Technologies, Inc.	44,527	3,357,609
Electronic Equipment, Instruments & Components - 0.4%
Powerfleet, Inc. (a)	54,897	357,379
Semiconductors & Semiconductor Equipment - 6.4%
CEVA, Inc. (a)	26,317	709,506
DSP Group, Inc. (a)	31,855	501,398
SolarEdge Technologies, Inc. (a)	46,671	4,437,945
Total Semiconductors & Semiconductor Equipment		5,648,849
Software - 10.2% (d)
ForeScout Technologies, Inc. (a)	38,757	1,271,230
LivePerson, Inc. (a)	60,369	2,223,652
Varonis Systems, Inc. (a)	29,083	2,260,040
Verint Systems, Inc. (a)	59,493	3,293,532
Total Software		9,048,454
Total United States		19,564,952
TOTAL COMMON STOCKS (Cost $70,054,109)		88,329,442

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class 1.49% (c)	321,442	321,442
TOTAL SHORT-TERM INVESTMENTS (Cost $321,442)		321,442

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 11.6%
Mount Vernon Liquid Assets Portfolio, LLC, 1.80% (c)	10,281,900	10,281,900
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $10,281,900)		10,281,900

Total Investments (Cost $80,657,451) - 111.8%		98,932,784
Liabilities in Excess of Other Assets - (11.8)%		(10,434,643)
TOTAL NET ASSETS - 100.0%		$88,498,141

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan as of December 31, 2019.
(c)	The rate quoted is the annualized seven-day yield at December 31, 2019.
(d)	As of December 31, 2019, the Fund had a significant portion of its assets invested in the Software Industry.

Etho Climate Leadership U.S. ETF
Schedule of Investments
December 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.3%
Bermuda - 1.5%
Capital Markets - 0.7%
Invesco, Ltd.	13,249	$238,217
Lazard, Ltd. - Class A	7,010	280,120
Total Capital Markets		518,337
Chemicals - 0.4%
Axalta Coating Systems, Ltd. (a)	9,810	298,224
Insurance - 0.4%
White Mountains Insurance Group, Ltd.	269	300,072
Total Bermuda		1,116,633

Ireland - 0.8%
Machinery - 0.4%
Ingersoll-Rand PLC	2,300	305,716
Technology Hardware, Storage & Peripherals - 0.4%
Seagate Technology PLC	5,269	313,506
Total Ireland		619,222

Switzerland - 0.8%
Electronic Equipment, Instruments & Components - 0.4%
TE Connectivity, Ltd.	3,084	295,571
Insurance - 0.4%
Chubb, Ltd.	1,771	275,674
Total Switzerland		571,245

United States - 96.2%
Airlines - 0.7%
Southwest Airlines Co.	4,783	258,186
United Airlines Holdings, Inc. (a)	3,096	272,727
Total Airlines		530,913
Auto Components - 0.5%
Gentex Corp. (b)	12,399	359,323
Automobiles - 0.5%
Tesla, Inc. (a)(b)	882	368,967
Banks - 2.4%
Bank of Hawaii Corp.	3,172	301,848
Commerce Bancshares, Inc. (b)	4,498	305,608
First Republic Bank	2,467	289,749
KeyCorp	15,950	322,827
Popular, Inc.	4,785	281,119
SVB Financial Group (a)	1,106	277,650
Total Banks		1,778,801
Biotechnology - 1.4%
Agios Pharmaceuticals, Inc. (a)	3,660	174,765
Alnylam Pharmaceuticals, Inc. (a)(b)	2,642	304,279
Ionis Pharmaceuticals, Inc. (a)	3,047	184,069
Seattle Genetics, Inc. (a)(b)	3,373	385,399
Total Biotechnology		1,048,512
Building Products - 2.7%
A.O. Smith Corp. (b)	4,667	222,336
Apogee Enterprises, Inc.	6,879	223,568
Armstrong World Industries, Inc.	3,120	293,186
Lennox International, Inc. (b)	932	227,380
Masco Corp.	6,524	313,087
Simpson Manufacturing Co., Inc.	4,311	345,872

Trex Co., Inc. (a)(b)	4,025	361,766
Total Building Products		1,987,195
Capital Markets - 5.4%
Affiliated Managers Group, Inc.	2,319	196,512
Ameriprise Financial, Inc.	1,945	323,998
Cboe Global Markets, Inc.	2,601	312,120
CME Group, Inc.	1,509	302,886
E*TRADE Financial Corp.	5,355	242,956
Eaton Vance Corp. (b)	6,203	289,618
FactSet Research Systems, Inc.	995	266,959
Federated Investors, Inc. - Class B	8,527	277,895
Intercontinental Exchange, Inc.	3,261	301,806
Morningstar, Inc.	2,018	305,344
Nasdaq, Inc.	2,845	304,700
S&P Global, Inc.	1,208	329,843
SEI Investments Co.	4,747	310,834
T. Rowe Price Group, Inc.	2,492	303,625
Total Capital Markets		4,069,096
Chemicals - 2.0%
Albemarle Corp. (b)	3,034	221,603
Ecolab, Inc.	1,404	270,958
Ingevity Corp. (a)	2,334	203,945
International Flavors & Fragrances, Inc. (b)	1,933	249,396
Intrepid Potash, Inc. (a)	65,259	176,852
RPM International, Inc. (b)	4,431	340,123
Total Chemicals		1,462,877
Commercial Services & Supplies - 2.1%
Brink's Co.	3,290	298,337
Copart, Inc. (a)	4,079	370,944
Herman Miller, Inc.	7,082	294,965
SP Plus Corp. (a)	7,248	307,533
Stericycle, Inc. (a)(b)	4,539	289,634
Total Commercial Services & Supplies		1,561,413
Communications Equipment - 1.4%
Ciena Corp. (a)	6,622	282,693
Cisco Systems, Inc.	4,800	230,208
F5 Networks, Inc. (a)	1,576	220,088
Motorola Solutions, Inc.	1,766	284,574
Total Communications Equipment		1,017,563
Construction & Engineering - 0.9%
EMCOR Group, Inc.	3,484	300,669
Northwest Pipe Co. (a)	10,344	344,559
Total Construction & Engineering		645,228
Consumer Finance - 0.8%
American Express Co.	2,346	292,054
Capital One Financial Corp.	3,046	313,463
Total Consumer Finance		605,517
Containers & Packaging - 1.4%
AptarGroup, Inc.	2,331	269,510
Avery Dennison Corp.	2,196	287,281
Ball Corp.	4,285	277,111
Sonoco Products Co.	4,050	249,966
Total Containers & Packaging		1,083,868
Distributors - 0.7%
Genuine Parts Co.	2,226	236,468
LKQ Corp. (a)	8,717	311,197
Total Distributors		547,665
Diversified Consumer Services - 0.3%
H&R Block, Inc.	10,475	245,953
Diversified Financial Services - 0.4%
MSCI, Inc.	1,243	320,918

Diversified Telecommunication Services - 0.4%
Zayo Group Holdings, Inc. (a)	8,698	301,386
Electrical Equipment - 0.7%
First Solar, Inc. (a)(b)	4,675	261,613
Rockwell Automation, Inc.	1,417	287,183
Total Electrical Equipment		548,796
Electronic Equipment, Instruments & Components - 4.3%
Badger Meter, Inc.	4,461	289,653
CDW Corp.	2,571	367,242
Dolby Laboratories, Inc. - Class A	3,939	271,003
IPG Photonics Corp. (a)	1,627	235,785
Itron, Inc. (a)	5,416	454,672
Keysight Technologies, Inc. (a)(b)	2,836	291,059
Littelfuse, Inc.	1,354	259,020
National Instruments Corp.	5,619	237,908
OSI Systems, Inc. (a)	2,818	283,885
Trimble, Inc. (a)	6,114	254,893
Zebra Technologies Corp. - Class A (a)(b)	1,175	300,142
Total Electronic Equipment, Instruments & Components		3,245,262
Entertainment - 1.5%
Activision Blizzard, Inc. (b)	5,431	322,709
Electronic Arts, Inc. (a)	2,430	261,249
Netflix, Inc. (a)(b)	687	222,293
Walt Disney Co.	2,230	322,525
Total Entertainment		1,128,776
Food & Staples Retailing - 1.2%
Northern Trust Corp.	2,756	292,797
PriceSmart, Inc.	4,214	299,278
Sysco Corp.	3,836	328,132
Total Food & Staples Retailing		920,207
Food Products - 0.4%
Hain Celestial Group, Inc. (a)(b)	10,693	277,537
Health Care Equipment & Supplies - 4.5%
Align Technology, Inc. (a)	863	240,812
Becton Dickinson & Co. (b)	991	269,522
Boston Scientific Corp. (a)	6,444	291,398
Cooper Cos.	828	266,028
DexCom, Inc. (a)	2,126	465,042
Edwards Lifesciences Corp. (a)	1,330	310,276
GenMark Diagnostics, Inc. (a)	34,881	167,778
IDEXX Laboratories, Inc. (a)(b)	1,102	287,765
Intuitive Surgical, Inc. (a)	442	261,288
ResMed, Inc. (b)	2,387	369,914
Stryker Corp.	1,249	262,215
Varian Medical Systems, Inc. (a)	1,738	246,813
Total Health Care Equipment & Supplies		3,438,851
Health Care Providers & Services - 3.5%
AMN Healthcare Services, Inc. (a)	5,252	327,252
Anthem, Inc.	860	259,746
Centene Corp. (a)(b)	4,658	292,848
Henry Schein, Inc. (a)	4,111	274,286
Humana, Inc. (b)	928	340,130
Laboratory Corp. of America Holdings (a)	1,615	273,210
MEDNAX, Inc. (a)	9,119	253,417
Quest Diagnostics, Inc.	2,850	304,352
UnitedHealth Group, Inc.	1,001	294,274
Total Health Care Providers & Services		2,619,515
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (a)(b)	25,922	254,424
Cerner Corp.	4,341	318,586
Total Health Care Technology		573,010

Hotels, Restaurants & Leisure - 0.4%
Chipotle Mexican Grill, Inc. (a)(b)	356	298,011
Household Durables - 2.3%
Leggett & Platt, Inc. (b)	5,940	301,930
PulteGroup, Inc.	8,890	344,932
Stanley Black & Decker, Inc.	1,828	302,973
Tempur Sealy International, Inc. (a)	4,285	373,052
TopBuild Corp. (a)	3,902	402,218
Total Household Durables		1,725,105
Household Products - 0.3%
Church & Dwight Co., Inc.	3,483	244,994
Independent Power and Renewable Electricity Producers - 0.9%
Ormat Technologies, Inc.	4,493	334,818
Pattern Energy Group, Inc. - Class A (b)	11,515	308,084
Total Independent Power and Renewable Electricity Producers		642,902
Industrial Conglomerates - 0.7%
Nordstrom, Inc. (b)	5,661	231,705
Teleflex, Inc. (b)	816	307,175
Total Industrial Conglomerates		538,880
Insurance - 1.9%
Aflac, Inc. (b)	4,981	263,495
Cincinnati Financial Corp.	2,894	304,304
Globe Life, Inc.	3,116	327,960
Marsh & McLennan Cos., Inc.	2,742	305,486
Travelers Cos., Inc.	1,811	248,016
Total Insurance		1,449,261
Interactive Media & Services - 0.2%
TripAdvisor, Inc.	4,805	145,976
Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc. (a)	142	262,393
Booking Holdings, Inc. (a)(b)	144	295,738
Expedia Group, Inc. (b)	2,081	225,039
Total Internet & Direct Marketing Retail		783,170
IT Services - 3.9%
Broadridge Financial Solutions, Inc. (b)	2,395	295,878
Cognizant Technology Solutions Corp. - Class A	3,430	212,729
Fidelity National Information Services, Inc.	2,190	304,607
Fiserv, Inc. (a)(b)	2,803	324,111
FleetCor Technologies, Inc. (a)	998	287,145
Global Payments, Inc.	1,806	329,702
MasterCard, Inc. - Class A	1,051	313,818
Paychex, Inc.	3,116	265,047
PayPal Holdings, Inc. (a)	2,382	257,661
Visa, Inc. - Class A (b)	1,585	297,822
Total IT Services		2,888,520
Leisure Products - 0.4%
Hasbro, Inc. (b)	3,001	316,936
Life Sciences Tools & Services - 2.8%
Agilent Technologies, Inc.	3,084	263,096
Bio-Techne Corp.	1,243	272,851
Illumina, Inc. (a)(b)	790	262,075
IQVIA Holdings, Inc. (a)	1,719	265,603
Mettler-Toledo International, Inc. (a)(b)	336	266,542
PerkinElmer, Inc. (b)	2,565	249,062
Thermo Fisher Scientific, Inc.	898	291,732
Waters Corp. (a)(b)	982	229,444
Total Life Sciences Tools & Services		2,100,405
Machinery - 5.6%
Deere & Co. (b)	1,554	269,246
Donaldson Co., Inc.	4,960	285,795
Dover Corp.	2,650	305,439
Fortive Corp.	2,950	225,351
Graco, Inc.	5,015	260,780
ITT, Inc.	4,280	316,335

Lincoln Electric Holdings, Inc. (b)	2,965	286,804
Lindsay Corporation	2,660	255,333
Mueller Water Products, Inc. - Class A	24,820	297,344
Parker-Hannifin Corp.	1,448	298,027
Snap-on, Inc. (b)	1,590	269,346
Toro Co.	3,608	287,449
WABCO Holdings, Inc. (a)	1,872	253,656
Watts Water Technologies, Inc. - Class A	3,162	315,441
Xylem, Inc.	3,137	247,164
Total Machinery		4,173,510
Media - 1.7%
Charter Communications, Inc. - Class A (a)	726	352,168
Discovery Communications, Inc. (a)	9,732	296,729
Liberty Broadband Corp. (a)	2,696	339,022
Omnicom Group, Inc. (b)	3,421	277,169
Total Media		1,265,088
Metals & Mining - 0.4%
Reliance Steel & Aluminum Co.	2,754	329,819
Personal Products - 0.4%
Estee Lauder Cos., Inc. - Class A	1,493	308,364
Pharmaceuticals - 1.6%
Bristol-Myers Squibb Co. (b)	5,404	346,883
Merck & Co, Inc.	2,996	272,486
Pfizer, Inc.	5,894	230,927
Zoetis, Inc.	2,460	325,581
Total Pharmaceuticals		1,175,877
Professional Services - 0.8%
CoStar Group, Inc. (a)	541	323,681
Verisk Analytics, Inc.	1,863	278,220
Total Professional Services		601,901
Real Estate Investment Trusts (REITs) - 6.0%
Alexandria Real Estate Equities, Inc.	1,751	282,927
AvalonBay Communities, Inc.	1,241	260,238
Crown Castle International Corp. (b)	1,948	276,908
Duke Realty Corp.	8,166	283,114
Equity Commonwealth	7,814	256,534
Equity Residential	3,310	267,845
Essex Property Trust, Inc.	858	258,138
Extra Space Storage, Inc.	2,453	259,086
Federal Realty Investment Trust	1,805	232,358
Gladstone Land Corp.	19,801	256,819
Prologis, Inc.	3,470	309,315
Realty Income Corp. (b)	3,406	250,784
Regency Centers Corp.	3,585	226,178
SBA Communications Corp.	1,237	298,104
Simon Property Group, Inc.	1,378	205,267
UDR, Inc.	5,661	264,369
Welltower, Inc. (b)	3,232	264,313
Total Real Estate Investment Trusts (REITs)		4,452,297
Real Estate Management & Development - 0.8%
Jones Lang LaSalle, Inc.	1,600	278,544
St. Joe Co. (a)(b)	14,996	297,371
Total Real Estate Management & Development		575,915
Road & Rail - 0.5%
Amerco	670	251,800
Lyft, Inc. - Class A (a)	3,157	135,814
Total Road & Rail		387,614
Semiconductors & Semiconductor Equipment - 9.1%
Advanced Micro Devices, Inc. (a)	9,695	444,613
Analog Devices, Inc.	2,362	280,700
Applied Materials, Inc.	6,276	383,087
Cree, Inc. (a)(b)	4,319	199,322

Cypress Semiconductor Corp.	17,082	398,523
Intel Corp. (b)	4,641	277,764
KLA Corp. (b)	2,087	371,841
Lam Research Corp.	1,423	416,085
Maxim Integrated Products, Inc.	4,706	289,466
Microchip Technology, Inc.	3,087	323,271
Micron Technology, Inc. (a)	5,985	321,873
NVIDIA Corp.	1,376	323,773
ON Semiconductor Corp. (a)	12,020	293,048
Power Integrations, Inc.	3,545	350,636
Qorvo, Inc. (a)	3,444	400,296
Skyworks Solutions, Inc.	3,019	364,937
SunPower Corp. (a)(b)	38,924	303,607
Teradyne, Inc.	6,377	434,848
Texas Instruments, Inc.	2,351	301,610
Universal Display Corp.	1,617	333,215
Total Semiconductors & Semiconductor Equipment		6,812,515
Software - 3.7%
Adobe Systems, Inc. (a)	924	304,744
Ansys, Inc. (a)	1,349	347,246
Autodesk, Inc. (a)	1,585	290,784
Cadence Design System, Inc. (a)	3,892	269,949
Intuit, Inc.	948	248,310
Palo Alto Networks, Inc. (a)	1,018	235,413
salesforce.com, Inc. (a)	1,557	253,230
ServiceNow, Inc. (a)	999	282,038
Splunk, Inc. (a)	1,979	296,395
Workday, Inc. - Class A (a)	1,277	210,003
Total Software		2,738,112
Specialty Retail - 4.0%
Advance Auto Parts, Inc.	1,448	231,912
American Eagle Outfitters, Inc. (b)	11,870	174,489
Foot Locker, Inc. (b)	4,325	168,632
The Gap, Inc. (b)	10,161	179,646
Guess?, Inc.	12,744	285,211
Lowe's Cos., Inc.	2,275	272,454
Ross Stores, Inc.	2,665	310,259
The Home Depot, Inc.	1,300	283,894
TJX Cos., Inc.	4,672	285,272
Ulta Beauty, Inc. (a)(b)	707	178,970
Urban Outfitters, Inc. (a)(b)	8,344	231,713
Williams-Sonoma, Inc.	4,445	326,440
Total Specialty Retail		2,928,892
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	1,306	383,506
Hewlett Packard Enterprise Co.	16,209	257,075
HP, Inc.	12,882	264,725
Total Technology Hardware, Storage & Peripherals		905,306
Textiles, Apparel & Luxury Goods - 1.7%
Hanesbrands, Inc.	14,043	208,539
Lululemon Athletica, Inc. (a)(b)	1,508	349,358
Nike, Inc. - Class B	2,947	298,561
Ralph Lauren Corp. (b)	1,926	225,766
Tapestry, Inc.	7,752	209,071
Total Textiles, Apparel & Luxury Goods		1,291,295
Thrifts & Mortgage Finance - 0.3%
Capitol Federal Financial, Inc.	18,923	259,813
Trading Companies & Distributors - 0.8%
MSC Industrial Direct Co., Inc. - Class A	3,014	236,509
United Rentals, Inc. (a)(b)	2,226	371,230
Total Trading Companies & Distributors		607,739

Water Utilities - 1.9%
American States Water Co.	3,482	301,680
American Water Works Co., Inc.	2,384	292,874
Aqua America, Inc.	6,840	321,071
California Water Service Group	4,572	235,732
Middlesex Water Co.	4,435	281,933
Total Water Utilities		1,433,290
Total United States		72,068,656
TOTAL COMMON STOCKS (Cost $64,207,848)		74,375,756

INVESTMENT COMPANIES - 0.4%
Money Markets - 0.4%
Oaktree Specialty Lending Corp.	48,948	267,256
TOTAL INVESTMENT COMPANIES (Cost $259,324)		267,256

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 1.49% (c)	389,625	389,625
TOTAL SHORT-TERM INVESTMENTS (Cost $389,625)		389,625

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 20.6%
Mount Vernon Liquid Assets Portfolio, LLC, 1.80% (c)	15,404,352	15,404,352
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $15,404,352)		15,404,352

Total Investments (Cost $80,261,149) - 120.8%		90,436,989
Liabilities in Excess of Other Assets - (20.8)%		(15,568,059)
TOTAL NET ASSETS - 100.0%		$74,868,930

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan as of December 31, 2019.
(c)	The rate quoted is the annualized seven-day yield at December 31, 2019.

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed AI Powered Equity ETF (“AIEQ”), BlueStar Israel Technology ETF (“ITEQ”) and Etho Climate Leadership U.S. ETF (“ETHO”), (each a “Fund,” or collectively the “Funds”).  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2019, ETHO and ITEQ did not hold any fair valued securities. As of December 31, 2019, AIEQ held one security that was fair valued by the Board.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2019:

AIEQ
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$110,926,496	$-	$-		$110,926,496
Closed-End Funds	706,070	-	-		706,070
Rights	-	-	-	(1)	-
Short Term Investments	3,113,936	-	-		3,113,936
Investments Purchased with Securities Lending Collateral*	-	-	-		21,172,581
Total Investments in Securities	$114,746,502	$-	$-		$135,919,083

ITEQ
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$88,329,442	$-	$-		$88,329,442
Short Term Investments	321,442	-	-		321,442
Investments Purchased with Securities Lending Collateral*	-	-	-		10,281,900
Total Investments in Securities	$88,650,884	$-	$-		$98,932,784

ETHO
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$74,375,756	$-	$-		$74,375,756
Closed-End Funds	267,256	-	-		267,256
Short Term Investments	389,625	-	-		389,625
Investments Purchased with Securities Lending Collateral*	-	-	-		15,404,352
Total Investments in Securities	$75,032,637	$-	$-		$90,436,989

^	See Schedule of Investments for classifications by country and industry
(1)	Includes a security valued at $0. AIEQ had a level 3 security at the end of the period.
The security classified as Level 3 is deemed immaterial.
*	Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Managers Trust

By (Signature and Title)  /s/ Samuel Masucci, III
Samuel Masucci, III, Principal Executive Officer

Date  February 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel Masucci, III
Samuel Masucci, III, Principal Executive Officer

Date February 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John A. Flanagan
John A. Flanagan, Principal Financial Officer

   Date  February 25, 2020
* Print the name and title of each signing officer under his or her signature.